INCOME TAX - Income Tax Expense Calculation and Income Tax Recovery (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Earnings before income tax	$ 517	$ 244
Income tax expense at combined Canadian federal and provincial statutory rate of 27% (2016 – 27%)	140	66
Change in tax rates and new legislation	(35)	0
Rate differences on foreign activities	(12)	(7)
Recognition of the benefit of prior years’ tax losses and other deferred tax assets	(14)	(2)
Non-recognition of deferred tax assets relating to foreign exchange gain	1	2
Current income tax expense not previously recognized	0	2
Other	1	0
Income tax expense	$ 81	$ 61
Applicable tax rate	27.00%	27.00%
Actuarial (loss) gain on post-employment obligation	$ (3)	$ 5
Actuarial gain on post-employment obligation, tax	0	0
Actuarial loss on defined benefit pension obligation, net of tax	(3)	5
Foreign currency translation gain (loss) on foreign operations	31	(44)
Foreign currency translation loss on foreign operations, tax	(2)	7
Foreign currency translation loss on foreign operations, net of tax	$ 29	$ (37)